Grandeur Peak International Opportunities Fund	Portfolio of Investments
January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.28%
Argentina — 1.04%
Globant S.A.(a)	17,654	$3,765,951

Australia — 3.09%
Imdex Ltd	1,554,030	2,539,833
IPD Group Ltd/Australia(a)	398,222	952,743
Johns Lyng Group Ltd	1,069,204	2,478,331
MA Financial Group Ltd	337,505	1,392,638
Pinnacle Investment Management Group	243,493	3,872,102
		11,235,647
Belgium — 2.17%
Melexis NV	75,267	4,564,237
X-Fab Silicon Foundries S.E.(a)(b)(c)	639,845	3,312,310
		7,876,547
Brazil — 2.10%
Armac Locacao Logistica E Servicos SA	1,724,100	1,454,003
Grupo Mateus SA(a)	1,791,600	2,028,874
Patria Investments Limited(a)	287,046	3,412,977
Vinci Partners Invest Ltd	71,283	733,502
		7,629,356
Canada — 2.12%
Aritzia Inc(a)	62,801	3,019,777
Descartes Systems Group, Inc. (The)(a)	10,200	1,180,415
Foran Mining Corp(a)	633,400	1,655,743
Richelieu Hardware, Ltd.(a)	66,036	1,866,132
		7,722,067
China — 5.36%
Adicon Holdings Ltd(a)	1,572,500	1,404,585
Centre Testing Int	1,778,600	3,029,461
DPC Dash LTD.	78,700	800,933
Man Wah Holdings Limited(a)	2,667,000	1,615,524
Proya Cosmetics Co Ltd	156,760	1,807,430
Silergy Corp	718,996	8,570,380
Yum China Holdings Inc	49,600	2,247,008
		19,475,321
Colombia — 0.21%
Parex Resources, Inc.(a)	78,802	750,790

France — 3.96%
Antin Infrastructure Partners	89,548	1,047,063
Neurones SA	37,782	1,778,069
Planisware SAS(a)	66,707	2,015,316
Thermador Groupe	32,136	2,355,152
Virbac SA	21,401	7,187,648
		14,383,248
Germany — 6.43%
2G Energy AG(a)	57,492	1,540,550
Atoss Software AG	26,578	3,184,842
Dermapharm Holding SE	108,042	4,451,818
Elmos Semiconductor AG(a)	55,951	4,117,882
Mensch und Maschine Software S	64,365	3,469,452
RENK Group AG	117,701	2,996,513
Schott Pharma AG & Co	65,306	1,596,264
Stabilus SE	62,210	2,060,339
		23,417,660
	Shares	Fair Value
COMMON STOCKS — 98.28% (continued)
India — 3.38%
Five-Star Business(a)	351,232	$3,199,039
Gulf Oil Lubricants India Ltd.	161,771	1,906,316
Indigo Paints Ltd	162,298	2,373,240
Motherson Sumi Wiring India Lt	2,715,755	1,759,013
SJS Enterprises Ltd(a)	268,559	3,061,357
		12,298,965
Indonesia — 1.64%
Aspirasi Hidup Indonesia	52,125,900	2,446,550
Cisarua Mountain Dairy PT TBK(a)	200,000	60,249
Selamat Sempurna Tbk PT	15,684,100	1,698,413
Ultrajaya Milk Industry & Trad	18,593,900	1,773,944
		5,979,156
Ireland — 1.14%
ICON plc(a)	8,999	1,791,521
Uniphar PLC(a)	946,984	2,355,926
		4,147,447
Italy — 3.18%
Interpump Group SpA	125,245	5,935,733
Recordati SpA(a)	59,211	3,605,936
Sesa SpA	28,475	2,018,959
		11,560,628
Japan — 16.45%
BayCurrent, Inc.	254,300	10,896,182
Charm Care Corp KK	372,300	3,080,014
CrowdWorks Inc(a)	275,500	2,250,770
Cyber Security Cloud Inc(a)	169,000	2,213,246
eWeLL Co., Ltd.(a)	65,600	819,344
F&M Co Ltd	900	10,893
Future Corporation	159,200	1,869,330
gremz Inc	153,100	2,314,013
Hennge KK(a)	406,300	3,083,587
Insource Co Ltd	620,900	4,271,880
Integral Corp(a)	258,000	6,820,820
Japan Elevator Service Holdings Company Ltd.	147,400	2,865,615
Jeol Ltd.	40,100	1,491,688
Kitz Corp(a)	330,200	2,501,773
MarkLines Company Ltd.(a)	257,900	3,680,152
Plus Alpha Consulting	114,000	1,323,889
Sun* Inc(a)	400,300	1,796,503
Synchro Food Co Ltd(a)	498,100	1,198,004
Tokyo Seimitsu Company Ltd.	47,900	2,300,734
ULS Group Inc	59,900	1,923,487
Visional Inc(a)	61,700	3,078,953
Yakuodo Holdings Company Limited	3,500	43,422
		59,834,299
Luxembourg — 1.23%
Eurofins Scientific	54,215	2,914,471
Sword Group	42,600	1,554,390
		4,468,861
Mexico — 1.55%
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	64,778	1,699,775
Corp Inmobiliaria Vesta SAB de(a)	468,200	1,222,270
Regional SAB de cv(a)	416,500	2,715,343
		5,637,388

Grandeur Peak International Opportunities Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.28% (continued)
Netherlands — 1.92%
Aalberts N.V.(a)	59,164	$2,103,582
Redcare Pharmacy N.V.(a)	18,326	2,308,084
Topicus.com, Inc.(a)	27,400	2,570,776
		6,982,442
Norway — 0.91%
Bouvet ASA	261,747	1,870,815
SmartCraft ASA(a)	611,046	1,430,608
		3,301,423
Philippines — 0.73%
Puregold Price Club, Inc.	4,626,400	1,956,044
Wilcon Depot Inc	4,847,700	697,033
		2,653,077
Poland — 2.26%
Dino Polska SA(a)(b)(c)	53,676	5,943,468
Inter Cars SA	15,749	2,257,768
		8,201,236
Singapore — 2.20%
iFast Corporation	468,400	2,574,592
Kulicke & Soffa Industries, Inc.	56,978	2,526,974
Riverstone Holdings Ltd.(a)	3,836,500	2,879,429
		7,980,995
South Korea — 2.03%
Eo Technics Co Ltd(a)	23,229	2,288,815
LEENO Industrial Inc.(a)	21,991	3,238,922
SOLUM Co Ltd(a)	143,231	1,853,859
		7,381,596
Spain — 0.76%
Allfunds Group PLC	536,273	2,761,692

Sweden — 4.50%
Beijer Alma AB	115,687	1,840,432
Beijer Ref A.B.	154,281	2,295,794
RVRC Holding AB	268,300	1,197,256
Sdiptech AB(a)	167,547	3,436,084
Swedencare AB(a)	447,317	2,025,143
Swedish Logistic(a)	694,659	2,549,780
Vimian Group AB(a)	818,037	2,998,956
		16,343,445
Taiwan — 3.01%
M3 Technology Inc	324,000	1,056,415
Sinbon Electronics Co., Limited(a)	362,000	2,931,574
Sporton International, Inc.(a)	1,134,338	6,949,842
		10,937,831
United Kingdom — 21.85%
AB Dynamics PLC	76,660	1,625,643
Advanced Medical Solutions Group plc	918,400	2,380,337
Ashtead Technology Holdings Ord	308,581	2,139,150
B & M European Value Retail SA	2,560,390	10,290,712
CVS Group plc	548,579	6,666,924
Diploma plc	98,367	5,552,799
Endava plc - ADR(a)	86,325	2,798,656
Foresight Group Holdings Ltd	696,452	3,402,888
FRP Advisory Group PLC	1,353,390	2,265,776
GlobalData PLC	847,904	1,871,660
Halma plc(a)	61,994	2,339,440
	Shares	Fair Value
COMMON STOCKS — 98.28% (continued)
United Kingdom — 21.85% (continued)
Intermediate Capital Group PLC	121,627	$3,574,692
JTC plc(a)(b)(c)	825,565	10,156,012
Marex Group PLC(a)	52,699	1,880,827
Petershill Partners PLC(a)	1,164,000	3,991,245
Pets at Home Group PLC	736,517	2,064,199
Renew Holdings PLC(a)	109,952	998,101
Softcat PLC(a)	203,084	4,039,618
Tatton Asset Mgmt	289,542	2,369,822
Volution Group PLC	1,114,177	7,364,472
YouGov PLC(a)	357,748	1,712,477
		79,485,450
United States — 0.83%
JFrog Ltd.(a)	87,077	3,026,797

Vietnam — 2.23%
Asia Commercial Bank JSC	3,076,180	3,111,157
FPT Corp	440,177	2,693,922
Vietnam Technological & Comm Joint-stock Bank(a)	2,332,246	2,302,936
		8,108,015
Total Common Stocks (Cost $309,638,663)		357,347,330

Total Common Stocks/ Investments — 98.28%
(Cost $309,638,663)		357,347,330

Other Assets in Excess of Liabilities — 1.72%		6,236,339

NET ASSETS — 100.00%		$363,583,669

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2025, these securities had a total aggregate market value of $19,411,790, representing 5.34% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total aggregate market value of $19,411,790, representing 5.34% of net assets.

Grandeur Peak International Opportunities Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

Sector Composition (January 31, 2025)
Technology	27.1%
Industrials	18.0%
Financials	15.5%
Health Care	11.1%
Consumer Discretionary	10.0%
Consumer Staples	7.2%
Communications	3.7%
Materials	2.3%
Real Estate	1.5%
Energy	1.2%
Utilities	0.6%
Other Assets in Excess of Liabilities	1.7%
Total	100%

Industry Composition (January 31, 2025)
It Services	10.0%
Private Equity	5.4%
Application Software	5.1%
Specialty & Generic Pharma	4.2%
Comml & Res Bldg Equipment & Sys	4.1%
Other Commercial Support Services	3.9%
Wealth Management	3.4%
Food & Drug Stores	3.4%
Electronics Components	3.3%
Health Care Services	3.1%
Investment Management	3.0%
Flow Control Equipment	2.9%
Mass Merchants	2.8%
Semiconductor Devices	2.7%
Internet Media & Services	2.3%
Banks	2.2%
Auto Parts	2.2%
Health Care Supplies	1.9%
Technology Distributors	1.6%
Industrial Wholesale & Rental	1.5%
Home Products Stores	1.5%
Industrial Owners & Developers	1.5%
Specialty Technology Hardware	1.5%
Semiconductor Mfg	1.3%
Professional Services	1.2%
Educational Services	1.2%
Specialty Chemicals	1.2%
Other Spec Retail - Discr	1.1%
Building Construction	1.0%
Other Industries (each less than 1%)	19.0%
Other Assets in Excess of Liabilities	1.7%
Total	100%